Note 6 - Operating Segment Reporting - Total Assets Operating Segment (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Assets Line Items
Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000
Spain [Member]
Total Assets Line Items
Assets	410,409,000,000	369,943,000,000	360,041,000,000
Mexico [Member]
Total Assets Line Items
Assets	110,236,000,000	109,087,000,000	97,428,000,000
Turkey [Member]
Total Assets Line Items
Assets	59,585,000,000	64,416,000,000	66,250,000,000
South America [Member]
Total Assets Line Items
Assets	55,436,000,000	54,996,000,000	54,373,000,000
Rest Of Business[Member]
Total Assets Line Items
Assets	35,172,000,000	32,891,000,000	27,826,000,000
Subtotal [Member]
Total Assets Line Items
Assets	670,839,000,000	631,334,000,000	605,918,000,000
Corporate Center and other adjustments [Member]
Total Assets Line Items
Assets	65,336,000,000	66,403,000,000	69,758,000,000
Total Member
Total Assets Line Items
Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000